INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Disclosure of composition of income tax benefit
	Year ended December 31
	2024	2023	2022
	USD thousands

Current tax expense (income)
Current year	7,878	(2,331)	14,378

Deferred tax expense (income)
Creation and reversal of temporary differences	(4,783)	4,834	5,310

Tax expenses	3,095	2,503	19,688

Disclosure of domestic and foreign components of income taxes
	Year ended December 31
	2024	2023	2022
	USD thousands

Domestic	4,935	(5,352)	5,766
US	(1,214)	8,712	11,578
International	(626)	(857)	2,344

Tax expenses	3,095	2,503	19,688

Disclosure of effective reconciliation of income taxes by tax rate
	Year ended December 31
	2024	2023	2022
	USD thousands

Profit (Loss) before taxes on income	38,532	(18,984)	42,425

Primary tax rate of the Company	23%	23%	23%

Tax calculated according to the Company’s primary tax rate	8,862	(4,366)	9,758

Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income (*)	575	3,329	11,642
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	(2,337)	-	(654)
Effect of reduced tax rate on preferred loss (income)	1,394	4,963	(4,625)
Utilization of tax losses from prior years for which deferred taxes were not recognized	-	(90)	(2,539)
Effect on deferred taxes at a rate different from the primary tax rate	(4,745)	892	2,697
Recognition of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(4,224)	(4,852)	(1,104)
Recognition in temporary differences for which deferred taxes are not recognized	(1,411)	656	35
Taxes in respect of previous years	2,282	-	-
Foreign tax rate differential	2,699	1,971	4,478

Tax expenses	3,095	2,503	19,688

Effective income tax rate	8%	(13)%	46%

(*)	including non- deductible share-based compensation expenses.

Disclosure of deferred tax assets and liabilities
	Intangible Assets and R&D expenses	Employees Compensation	Carryforward Losses	Accrued Expenses	Doubtful Debt	Other	Total
	USD thousands
Balance of deferred tax asset (liability) as of January 1, 2023	(11,694)	7,246	15,419	1,693	2,751	1,584	16,999
Discontinuance of Consolidation	168	(57)	-	(532)	(99)	(1)	(521)
Changes recognized in profit or Loss	(524)	(3,837)	411	(960)	643	(597)	(4,864)
Effect of change in tax rate	-	30	-	-	-	-	30
Changes recognized in equity	(79)	(34)	102	6	-	-	(5)
Balance of deferred tax asset (liability) as of December 31, 2023	(12,129)	3,348	15,932	207	3,295	986	11,639
Changes recognized in profit or Loss	1,938	2,166	(588)	76	650	541	4,783
Changes recognized in equity	48	1,021	(125)	(3)	(5)	(3)	933
Balance of deferred tax asset (liability) as of December31, 2024	(10,143)	6,535	15,219	280	3,940	1,524	17,355